Financial Instruments (Schedule of Effect of 100 Basis Point Change on Profit and Loss) (Details) - Variable rate instruments [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial instruments by type of interest rate [line items]
100bp increase	$ (8,733)	$ (3,935)
100 bp decrease	$ 8,733	$ 3,935